Allowance for expected credit losses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of allowance for expected credit losses [Abstract]
Disclosure of impairment allowances	The Group’s total expected credit loss allowances were as follows:

	At 31 December 2024					At 31 December 2023
Allowance for expected credit losses	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	1	–	–	–	1	8	–	–	–	8
UK mortgages	53	273	335	187	848	161	374	357	213	1,105
Credit cards	149	297	133	–	579	168	401	130	–	699
Other	329	326	227	–	882	339	320	228	–	887
Retail	531	896	695	187	2,309	668	1,095	715	213	2,691
Commercial Banking	205	264	413	–	882	232	372	418	–	1,022
Other	–	–	–	–	–	–	–	4	–	4
Loans and advances to customers	736	1,160	1,108	187	3,191	900	1,467	1,137	213	3,717
Debt securities	3	–	1	–	4	7	2	2	–	11
Financial assets at amortised cost	740	1,160	1,109	187	3,196	915	1,469	1,139	213	3,736
Other assets	7	–	8	–	15	16	–	10	–	26
Provisions in relation to loan commitments and financial guarantees	142	126	2	–	270	160	160	2	–	322
Total	889	1,286	1,119	187	3,481	1,091	1,629	1,151	213	4,084
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	4	–	–	–	4	7	–	–	–	7

Disclosure of Detailed Information about Allowance for Expected Credit Losses

Critical judgements:	Determining an appropriate definition of default against which a probability of default, exposure at default and loss given default parameter can be evaluated
Establishing the criteria for a significant increase in credit risk (SICR)

The individual assessment of material cases and the use of judgemental adjustments made to impairment modelling processes that adjust inputs, parameters and outputs to reflect risks not captured by models

Key source of estimation uncertainty:
Base case and multiple economic scenarios (MES) assumptions, including the rate of unemployment and the rate of change of house prices, required for creation of MES scenarios and forward-looking credit parameters

Disclosure of Detailed Information about Significant Increase in Credit Risk

RMS grade	1	2	3	4	5	6	7	8	9	10	11	12	13	14
PD boundary[1] (%)	0.10	0.40	0.80	1.20	2.50	4.50	7.50	10.00	14.00	20.00	30.00	45.00	99.99	100.00

Disclosure of Detailed Information about ECL Sensitivity to Economic Assumptions	The table below analyses total ECL allowances by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of judgemental adjustments.

	At 31 December 2024					At 31 December 2023
			Judgements due to:					Judgements due to:
	Modelled ECL £m	Individually assessed £m	Inflationary and interest rate risk £m	Other £m	Total £m	Modelled ECL £m	Individually assessed £m	Inflationary and interest rate risk £m	Other £m	Total £m
UK mortgages	720	–	–	132	852	991	–	61	63	1,115
Credit cards	681	–	–	(7)	674	703	–	92	15	810
Other Retail	860	–	–	90	950	866	–	33	46	945
Commercial Banking	894	354	–	(259)	989	1,124	340	–	(282)	1,182
Other	16	–	–	–	16	32	–	–	–	32
Total	3,171	354	–	(44)	3,481	3,716	340	186	(158)	4,084
The following table shows the Group’s ECL for the probability-weighted, upside, base case, downside and severe downside scenarios, with the severe downside scenario incorporating adjustments made to CPI inflation and UK Bank Rate paths. The stage allocation for an asset is based on the overall scenario probability-weighted probability of default and hence the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments is held constant reflecting the basis on which they are evaluated.
Judgemental adjustments applied through changes to model inputs or parameters, or more qualitative post model adjustments, are apportioned across the scenarios in proportion to modelled ECL where this better reflects the sensitivity of these adjustments to each scenario. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift on a statutory basis being £445 million compared to £678 million at
31 December 2023.

	At 31 December 2024					At 31 December 2023
	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m
UK mortgages	852	345	567	1,064	2,596	1,115	395	670	1,155	4,485
Credit cards	674	518	641	773	945	810	600	771	918	1,235
Other Retail	950	843	923	1,010	1,172	945	850	920	981	1,200
Commercial Banking	989	745	889	1,125	1,608	1,182	793	1,013	1,383	2,250
Other	16	16	16	16	17	32	32	32	32	32
ECL allowance	3,481	2,467	3,036	3,988	6,338	4,084	2,670	3,406	4,469	9,202
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first 10 quarters of the base case scenario. A more immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime probability of defaults.

	At 31 December 2024		At 31 December 2023
	1pp increase in unemployment £m	1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m
UK mortgages[1]	4	(3)	33	(32)
Credit cards	40	(41)	38	(38)
Other Retail	18	(20)	19	(19)
Commercial Banking	71	(67)	88	(83)
ECL impact	133	(131)	178	(172)
12024 calculated using updated models.
The table below shows the impact on the Group’s ECL in respect of UK mortgages of an increase or decrease in loss given default for a 10 percentage point increase or decrease in HPI. The increase or decrease is presented based on the adjustment phased evenly over the first 10 quarters of the base case scenario.

	At 31 December 2024		At 31 December 2023
	10pp increase in HPI £m	10pp decrease in HPI £m	10pp increase in HPI £m	10pp decrease in HPI £m
ECL impact[1]	(127)	182	(201)	305
12024 calculated using updated models.

Disclosure of Detailed Information about Total Impact on ECL per Scenario

At 31 December 2024	2024%	2025%	2026%	2027%	2028%	2024 to 2028 average %	Start to peak %	Start to trough %
Upside
Gross domestic product growth	0.8	1.9	2.2	1.5	1.4	1.6	8.9	0.7
Unemployment rate	4.3	3.5	2.8	2.7	2.8	3.2	4.4	2.7
House price growth	3.4	3.7	6.5	6.6	5.4	5.1	28.2	0.4
Commercial real estate price growth	0.7	7.8	6.7	3.2	0.5	3.7	20.0	(0.8)
UK Bank Rate	5.06	4.71	5.02	5.19	5.42	5.08	5.50	4.50
CPI inflation	2.6	2.8	2.6	2.9	3.0	2.8	3.5	2.0
Base case
Gross domestic product growth	0.8	1.0	1.4	1.5	1.5	1.2	7.0	0.7
Unemployment rate	4.3	4.7	4.7	4.5	4.5	4.5	4.8	4.2
House price growth	3.4	2.1	1.0	1.4	2.4	2.0	10.5	0.4
Commercial real estate price growth	0.7	0.3	2.5	1.9	0.0	1.1	5.4	(0.8)
UK Bank Rate	5.06	4.19	3.63	3.50	3.50	3.98	5.25	3.50
CPI inflation	2.6	2.8	2.4	2.4	2.2	2.5	3.5	2.0
Downside
Gross domestic product growth	0.8	(0.5)	(0.4)	1.0	1.5	0.5	3.2	0.0
Unemployment rate	4.3	6.0	7.4	7.4	7.1	6.4	7.5	4.2
House price growth	3.4	0.6	(5.5)	(6.6)	(3.4)	(2.4)	4.0	(11.4)
Commercial real estate price growth	0.7	(7.8)	(3.1)	(0.9)	(2.3)	(2.7)	0.7	(12.9)
UK Bank Rate	5.06	3.53	1.56	0.96	0.68	2.36	5.25	0.59
CPI inflation	2.6	2.8	2.3	1.8	1.2	2.1	3.5	0.9
Severe downside
Gross domestic product growth	0.8	(1.9)	(1.5)	0.7	1.3	(0.1)	1.2	(2.4)
Unemployment rate	4.3	7.7	10.0	10.0	9.7	8.4	10.2	4.2
House price growth	3.4	(0.8)	(12.4)	(13.6)	(8.8)	(6.7)	3.4	(29.2)
Commercial real estate price growth	0.7	(17.4)	(8.5)	(5.5)	(5.7)	(7.5)	0.7	(32.3)
UK Bank Rate – modelled	5.06	2.68	0.28	0.08	0.02	1.62	5.25	0.02
UK Bank Rate – adjusted[1]	5.06	4.03	2.70	2.23	1.95	3.19	5.25	1.88
CPI inflation – modelled	2.6	2.8	1.9	1.0	0.1	1.7	3.5	(0.2)
CPI inflation – adjusted[1]	2.6	3.6	2.1	1.4	0.8	2.1	3.9	0.7
Probability-weighted
Gross domestic product growth	0.8	0.5	0.8	1.2	1.4	1.0	5.7	0.7
Unemployment rate	4.3	5.0	5.5	5.4	5.3	5.1	5.5	4.2
House price growth	3.4	1.8	(0.7)	(1.0)	0.4	0.8	5.3	0.4
Commercial real estate price growth	0.7	(1.7)	1.0	0.7	(1.1)	(0.1)	0.7	(1.3)
UK Bank Rate – modelled	5.06	4.00	3.09	2.90	2.88	3.59	5.25	2.88
UK Bank Rate – adjusted[1]	5.06	4.13	3.33	3.12	3.08	3.74	5.25	3.06
CPI inflation – modelled	2.6	2.8	2.4	2.2	1.9	2.4	3.5	1.8
CPI inflation – adjusted[1]	2.6	2.9	2.4	2.3	2.0	2.4	3.5	1.9
1The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks around the Group’s base case view in an economic environment where the risks of supply and demand shocks are more balanced.

Base case scenario by quarter[1] At 31 December 2024	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%
Gross domestic product growth	0.7	0.4	0.0	0.1	0.2	0.3	0.3	0.3
Unemployment rate	4.3	4.2	4.3	4.4	4.5	4.6	4.7	4.8
House price growth	0.4	1.8	4.6	3.4	3.6	4.0	3.0	2.1
Commercial real estate price growth	(5.3)	(4.7)	(2.8)	0.7	1.8	1.4	0.9	0.3
UK Bank Rate	5.25	5.25	5.00	4.75	4.50	4.25	4.00	4.00
CPI inflation	3.5	2.1	2.0	2.5	2.4	3.0	2.9	2.7
1Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.
Note 21: Allowance for expected credit losses continued

At 31 December 2023	2023%	2024%	2025%	2026%	2027%	2023 to 2027 average %	Start to peak %	Start to trough %
Upside
Gross domestic product	0.3	1.5	1.7	1.7	1.9	1.4	8.1	0.2
Unemployment rate	4.0	3.3	3.1	3.1	3.1	3.3	4.2	3.0
House price growth	1.9	0.8	6.9	7.2	6.8	4.7	25.7	(1.2)
Commercial real estate price growth	(3.9)	9.0	3.8	1.3	1.3	2.2	11.5	(3.9)
UK Bank Rate	4.94	5.72	5.61	5.38	5.18	5.37	5.79	4.25
CPI inflation	7.3	2.7	3.1	3.2	3.1	3.9	10.2	2.1
Base case
Gross domestic product	0.3	0.5	1.2	1.7	1.9	1.1	6.4	0.2
Unemployment rate	4.2	4.9	5.2	5.2	5.0	4.9	5.2	3.9
House price growth	1.4	(2.2)	0.5	1.6	3.5	1.0	4.8	(1.2)
Commercial real estate price growth	(5.1)	(0.2)	0.1	0.0	0.8	(0.9)	(1.2)	(5.3)
UK Bank Rate	4.94	4.88	4.00	3.50	3.06	4.08	5.25	3.00
CPI inflation	7.3	2.7	2.9	2.5	2.2	3.5	10.2	2.1
Downside
Gross domestic product	0.2	(1.0)	(0.1)	1.5	2.0	0.5	3.4	(1.2)
Unemployment rate	4.3	6.5	7.8	7.9	7.6	6.8	8.0	3.9
House price growth	1.3	(4.5)	(6.0)	(5.6)	(1.7)	(3.4)	2.0	(15.7)
Commercial real estate price growth	(6.0)	(8.7)	(4.0)	(2.1)	(1.2)	(4.4)	(1.2)	(20.4)
UK Bank Rate	4.94	3.95	1.96	1.13	0.55	2.51	5.25	0.43
CPI inflation	7.3	2.8	2.7	1.8	1.1	3.2	10.2	1.0
Severe downside
Gross domestic product	0.1	(2.3)	(0.5)	1.3	1.8	0.1	1.0	(2.9)
Unemployment rate	4.5	8.7	10.4	10.5	10.1	8.8	10.5	3.9
House price growth	0.6	(7.6)	(13.3)	(12.7)	(7.5)	(8.2)	2.0	(35.0)
Commercial real estate price growth	(7.7)	(19.5)	(10.6)	(7.7)	(5.2)	(10.3)	(1.2)	(41.8)
UK Bank Rate – modelled	4.94	2.75	0.49	0.13	0.03	1.67	5.25	0.02
UK Bank Rate – adjusted[1]	4.94	6.56	4.56	3.63	3.13	4.56	6.75	3.00
CPI inflation – modelled	7.3	2.7	2.2	0.9	(0.2)	2.6	10.2	(0.3)
CPI inflation – adjusted[1]	7.6	7.5	3.5	1.3	1.0	4.2	10.2	0.9
Probability-weighted
Gross domestic product	0.3	0.1	0.8	1.6	1.9	0.9	5.4	0.1
Unemployment rate	4.2	5.3	5.9	5.9	5.7	5.4	6.0	3.9
House price growth	1.4	(2.5)	(0.9)	(0.3)	1.8	(0.1)	2.0	(2.8)
Commercial real estate price growth	(5.3)	(1.9)	(1.1)	(1.0)	(0.2)	(1.9)	(1.2)	(9.9)
UK Bank Rate – modelled	4.94	4.64	3.52	3.02	2.64	3.75	5.25	2.59
UK Bank Rate – adjusted[1]	4.94	5.02	3.93	3.37	2.95	4.04	5.42	2.89
CPI inflation – modelled	7.3	2.7	2.8	2.3	1.9	3.4	10.2	1.9
CPI inflation – adjusted[1]	7.4	3.2	3.0	2.4	2.0	3.6	10.2	2.0
1The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks around the Group’s base case view in an economic environment where supply shocks are the principal concern.

Base case scenario by quarter[1] At 31 December 2023	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%
Gross domestic product growth	0.3	0.0	(0.1)	0.0	0.1	0.2	0.3	0.3
Unemployment rate	3.9	4.2	4.2	4.3	4.5	4.8	5.0	5.2
House price growth	1.6	(2.6)	(4.5)	1.4	(1.1)	(1.5)	0.5	(2.2)
Commercial real estate price growth	(18.8)	(21.2)	(18.2)	(5.1)	(4.1)	(3.8)	(2.2)	(0.2)
UK Bank Rate	4.25	5.00	5.25	5.25	5.25	5.00	4.75	4.50
CPI inflation	10.2	8.4	6.7	4.0	3.8	2.1	2.3	2.8
1Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.
The table below shows the Group’s ECL and drawn balances for the upside, base case, downside and severe downside scenarios, with staging of assets based on each specific scenario probability of default. In each economic scenario the ECL for individual assessments is held constant reflecting the basis on which they are evaluated. Judgemental adjustments applied through changes to model inputs or parameters, or more qualitative post-model adjustments, are apportioned across the scenarios in proportion to modelled ECL where this better reflects the sensitivity of these adjustments to each scenario. A probability-weighted scenario is not shown as this view does not reflect the basis on which ECL is calculated. Comparing the probability-weighted ECL in the table above to the base case ECL with base case scenario specific staging, as shown in the table below, results in an uplift of £468 million compared to £596 million at 31 December
2023.

	Drawn balances[1]				ECL allowance				Coverage ratio[2]
At 31 December 2024	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside %	Base case %	Downside %	Severe downside %
Stage 1
UK mortgages [3]	271,370	271,903	271,391	253,639	13	29	66	203	–	–	–	0.1
Credit cards	14,261	13,714	13,065	12,226	152	196	238	290	1.1	1.4	1.8	2.4
Other Retail	43,746	43,435	42,955	42,046	333	356	374	408	0.8	0.8	0.9	1.0
Commercial Banking	95,068	94,800	92,924	84,598	139	209	294	334	0.1	0.2	0.3	0.4
Other	11,252	11,252	11,252	11,252	7	7	7	7	0.1	0.1	0.1	0.1
Total	435,697	435,104	431,587	403,761	644	797	979	1,242	0.1	0.2	0.2	0.3

Stage 2
UK mortgages[3]	31,385	30,852	31,364	49,116	86	144	321	1,272	0.3	0.5	1.0	2.6
Credit cards	1,714	2,261	2,910	3,749	207	304	431	613	12.1	13.5	14.8	16.3
Other Retail	4,038	4,349	4,829	5,738	293	350	420	547	7.3	8.0	8.7	9.5
Commercial Banking	3,391	3,659	5,535	13,861	174	246	444	1,449	5.1	6.7	8.0	10.5
Other	–	–	–	–	–	–	–	–	–	–	–	–
Total	40,528	41,121	44,638	72,464	760	1,044	1,616	3,881	1.9	2.5	3.6	5.4

Stage 3
UK mortgages[3]	4,166	4,166	4,166	4,166	201	274	410	691	4.8	6.6	9.8	16.6
Credit cards	265	265	265	265	133	133	133	133	50.2	50.2	50.2	50.2
Other Retail	446	446	446	446	217	222	233	257	48.7	49.8	52.3	57.7
Commercial Banking	1,839	1,839	1,839	1,839	415	415	415	415	22.6	22.6	22.6	22.6
Other	36	36	36	36	9	9	9	9	25.0	25.0	25.0	25.0
Total	6,752	6,752	6,752	6,752	975	1,053	1,200	1,505	14.4	15.6	17.8	22.3

POCI
UK mortgages[3]	6,207	6,207	6,207	6,207	45	119	264	575	0.7	1.9	4.3	9.3

Total
UK mortgages	313,128	313,128	313,128	313,128	345	566	1,061	2,741	0.1	0.2	0.3	0.9
Credit cards	16,240	16,240	16,240	16,240	492	633	802	1,036	3.0	3.9	4.9	6.4
Other Retail	48,230	48,230	48,230	48,230	843	928	1,027	1,212	1.7	1.9	2.1	2.5
Commercial Banking	100,298	100,298	100,298	100,298	728	870	1,153	2,198	0.7	0.9	1.1	2.2
Other	11,288	11,288	11,288	11,288	16	16	16	16	0.1	0.1	0.1	0.1
Total	489,184	489,184	489,184	489,184	2,424	3,013	4,059	7,203	0.5	0.6	0.8	1.5
1Includes loans and advances to banks, loans and advances to customers, debt securities and items identified as other assets in note 24.
2Coverage ratio is ECL allowance shown as a percentage of drawn balances.
3Calculated using updated models.
Note 21: Allowance for expected credit losses continued

	Drawn balances[1]				ECL allowance				Coverage ratio[2]
At 31 December 2023	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside %	Base case %	Downside %	Severe downside %
Stage 1
UK mortgages	270,131	269,581	266,388	129,736	20	40	84	153	–	–	–	0.1
Credit cards	13,338	12,668	12,109	10,966	169	211	242	298	1.3	1.7	2.0	2.7
Other Retail	39,260	38,939	38,373	30,202	360	384	404	448	0.9	1.0	1.1	1.5
Commercial Banking	98,202	97,394	92,919	78,781	165	260	376	431	0.2	0.3	0.4	0.6
Other	7,632	7,632	7,632	7,632	14	16	17	20	0.2	0.2	0.2	0.3
Total	428,563	426,214	417,421	257,317	728	911	1,123	1,350	0.2	0.2	0.3	0.5

Stage 2
UK mortgages	24,998	25,548	28,741	165,393	73	139	316	4,074	0.3	0.6	1.1	2.5
Credit cards	2,195	2,865	3,424	4,567	302	437	567	859	13.7	15.3	16.6	18.8
Other Retail	5,711	6,032	6,598	14,769	325	378	424	619	5.7	6.3	6.4	4.2
Commercial Banking	4,487	5,295	9,770	23,908	259	379	722	2,466	5.8	7.2	7.4	10.3
Other	–	–	–	–	–	–	–	–	–	–	–	–
Total	37,391	39,740	48,533	208,637	959	1,333	2,029	8,018	2.6	3.4	4.2	3.8

Stage 3
UK mortgages	4,337	4,337	4,337	4,337	78	225	457	963	1.8	5.2	10.5	22.2
Credit cards	284	284	284	284	122	122	122	122	43.0	43.0	43.0	43.0
Other Retail	452	452	452	452	238	242	248	261	52.7	53.5	54.9	57.7
Commercial Banking	2,068	2,068	2,068	2,068	426	426	426	426	20.6	20.6	20.6	20.6
Other	39	39	39	39	16	16	16	16	41.0	41.0	41.0	41.0
Total	7,180	7,180	7,180	7,180	880	1,031	1,269	1,788	12.3	14.4	17.7	24.9

POCI
UK mortgages[3]	7,854	7,854	7,854	7,854	213	213	213	213	2.7	2.7	2.7	2.7

Total
UK mortgages	307,320	307,320	307,320	307,320	384	617	1,070	5,403	0.1	0.2	0.4	1.8
Credit cards	15,817	15,817	15,817	15,817	593	770	931	1,279	3.8	4.9	5.9	8.1
Other Retail	45,423	45,423	45,423	45,423	923	1,004	1,076	1,328	2.0	2.2	2.4	2.9
Commercial Banking	104,757	104,757	104,757	104,757	850	1,065	1,524	3,323	0.8	1.0	1.5	3.2
Other	7,671	7,671	7,671	7,671	30	32	33	36	0.4	0.4	0.4	0.5
Total	480,988	480,988	480,988	480,988	2,780	3,488	4,634	11,369	0.6	0.7	1.0	2.4
1Includes loans and advances to banks, loans and advances to customers, debt securities and items identified as other assets in note 24.
2Coverage ratio is ECL allowance shown as a percentage of drawn balances.
3POCI ECL has been presented on a probability-weighted basis. The sensitivity is captured within the UK mortgages total.

Disclosure Of Climate High Risk Areas

Assessment	Nature of risk assessed	Portfolios assessed	ECL impact At 31 December 2024	ECL impact At 31 December 2023
Macroeconomic impact from climate scenario	Scenario risk – macro level	Retail	< £5 million	< £5 million
Sector level impacts from climate scenario	Scenario risk – sector level	Commercial Banking (excluding Business Banking)	< £15 million	< £15 million
Retrofitting cost to meet EPC regulation	Transition risk	UK mortgages	< £10 million (BTL, Mainstream and Specialist)	< £5 million (BTL)
Flood and coastal erosion risk	Physical risk	UK mortgages	< £5 million (Flood and coastal erosion)	< £5 million (Flood)